Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2023
Entity Registrant Name	THE ARBITRAGE FUNDS
Entity Central Index Key	0001105076
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 28, 2023
Document Effective Date	Sep. 28, 2023
Prospectus Date	Sep. 28, 2023
ARBITRAGE FUND | Class R
Prospectus:
Trading Symbol	ARBFX
ARBITRAGE FUND | Class I
Prospectus:
Trading Symbol	ARBNX
ARBITRAGE FUND | Class C
Prospectus:
Trading Symbol	ARBCX
ARBITRAGE FUND | Class A
Prospectus:
Trading Symbol	ARGAX
WATER ISLAND EVENT-DRIVEN FUND | Class R
Prospectus:
Trading Symbol	AEDFX
WATER ISLAND EVENT-DRIVEN FUND | Class I
Prospectus:
Trading Symbol	AEDNX
WATER ISLAND EVENT-DRIVEN FUND | Class A
Prospectus:
Trading Symbol	AGEAX
WATER ISLAND CREDIT OPPORTUNITIES FUND | Class I
Prospectus:
Trading Symbol	ACFIX
WATER ISLAND CREDIT OPPORTUNITIES FUND | Class A
Prospectus:
Trading Symbol	AGCAX
WATER ISLAND CREDIT OPPORTUNITIES FUND | Class R
Prospectus:
Trading Symbol	ARCFX